Condensed Consolidated Statements of Stockholders' Equity (Unaudited) - USD ($) $ in Thousands	Total	Common stock	Additional Paid-in Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings	Non- Controlling Interest
Beginning balance (in shares) at Dec. 31, 2023		73,208,586
Beginning balance at Dec. 31, 2023	$ 1,233,074	$ 733	$ 799,472	$ (152)	$ 390,221	$ 42,800
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Restricted shares issued (in shares)		56,036
Restricted shares issued	1	$ 1
Net income	51,761				45,813	5,948
Foreign currency translation	(292)			(292)
Dividend	(7,312)				(7,312)
Repurchase of common stock (in shares)		(3,669,367)
Repurchase of common stock	(53,624)	$ (37)			(53,587)
Share-based compensation plan	468		468
Ending balance (in shares) at Jun. 30, 2024		69,595,255
Ending balance at Jun. 30, 2024	1,224,076	$ 697	799,940	(444)	375,135	48,748
Beginning balance (in shares) at Mar. 31, 2024		73,157,141
Beginning balance at Mar. 31, 2024	1,257,315	$ 733	799,561	(118)	411,993	45,146
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Restricted shares issued (in shares)		54,851
Restricted shares issued	1	$ 1
Net income	26,842				23,240	3,602
Foreign currency translation	(326)			(326)
Dividend	(7,312)				(7,312)
Repurchase of common stock (in shares)		(3,616,737)
Repurchase of common stock	(52,823)	$ (37)			(52,786)
Share-based compensation plan	379		379
Ending balance (in shares) at Jun. 30, 2024		69,595,255
Ending balance at Jun. 30, 2024	$ 1,224,076	$ 697	799,940	(444)	375,135	48,748
Beginning balance (in shares) at Dec. 31, 2024	69,397,648	69,397,648
Beginning balance at Dec. 31, 2024	$ 1,246,364	$ 695	800,800	(548)	404,522	40,895
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Restricted shares issued (in shares)		44,443
Unrestricted shares issued (in shares)		349
Net income	50,964				48,490	2,474
Foreign currency translation	626			626
Dividend	(8,518)				(6,918)	(1,600)
Repurchase of common stock (in shares)		(2,426,886)
Repurchase of common stock	(34,872)	$ (24)			(34,848)
Share-based compensation plan	$ 840		840
Ending balance (in shares) at Jun. 30, 2025	67,015,554	67,015,554
Ending balance at Jun. 30, 2025	$ 1,255,404	$ 671	801,640	78	411,246	41,769
Beginning balance (in shares) at Mar. 31, 2025		69,261,596
Beginning balance at Mar. 31, 2025	1,268,839	$ 694	801,152	(154)	426,165	40,982
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Restricted shares issued (in shares)		44,443
Unrestricted shares issued (in shares)		106
Net income	22,240				21,453	787
Foreign currency translation	232			232
Dividend	(3,455)				(3,455)
Repurchase of common stock (in shares)		(2,290,591)
Repurchase of common stock	(32,940)	$ (23)			(32,917)
Share-based compensation plan	$ 488		488
Ending balance (in shares) at Jun. 30, 2025	67,015,554	67,015,554
Ending balance at Jun. 30, 2025	$ 1,255,404	$ 671	$ 801,640	$ 78	$ 411,246	$ 41,769